Fair Value Measurement (Tables)	9 Months Ended
Sep. 30, 2012
Assets Measured at Fair Value on Recurring Basis

Assets measured or disclosed at fair value are summarized below:

	Fair value measurements at December 31, 2011 using			Total fair value at December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Cash equivalents:
Time deposits	2,419,726	—	—	2,419,726
Money market fund	192,324	—	—	192,324
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	9,834,275	—	9,834,275
Adjustable-rate investments	—	100,027	—	100,027
Available-for-sale securities
Adjustable-rate investments	—	102,682	—	102,682

	2,612,050	10,036,984	—	12,649,034

As of December 31, 2011, certain cost and equity method investments, goodwill and intangible assets were measured using significant unobservable inputs (Level 3) and written down from their carrying value to fair value of nil, with impairment charges incurred and included in earnings.

	Fair value measurements at September 30, 2012 using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at September 30, 2012
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
Time deposits	538,892	—	—	538,892	85,745
Money market fund	141,929	—	—	141,929	22,583
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	14,519,093	—	14,519,093	2,310,192
Adjustable-rate investments	—	871,872	—	871,872	138,727
Available-for-sale securities
Fixed-rate investments	—	250,040	—	250,040	39,785
Adjustable-rate investments	—	3,088,156	—	3,088,156	491,369
Long-term investments:
Fixed-rate held-to-maturity investments	—	506,930	—	506,930	80,660

	680,821	19,236,091	—	19,916,912	3,169,061